Long-Term Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Long-Term Employee Benefit Liabilities
Long-term employee benefit liabilities consist of:

	2019	2018
Defined benefit pension plans and other [a]	$203	$184
Termination and long service arrangements [b]	437	381
Retirement medical benefits plans [c]	27	27
Other long-term employee benefits	10	5

Long-term employee benefit obligations	$677	$597

Schedule of Company's Defined Benefit Pension Plans
Information about the Company’s defined benefit pension plans is as follows:

	2019	2018
Projected benefit obligation
Beginning of year	$633	$687
Current service cost	11	14
Interest cost	20	18
Actuarial losses (gains) and changes in actuarial assumptions	79	(33)
Benefits paid	(21)	(24)
Divestiture	(68)	—
Foreign exchange	5	(29)

End of year	659	633

Plan assets at fair value [i]
Beginning of year	406	443
Return on plan assets	78	(11)
Employer contributions	11	12
Benefits paid	(17)	(19)
Divestiture	(10)	—
Foreign exchange	10	(19)

End of year	478	406

Ending funded status	$181	$227

Amounts recorded in the consolidated balance sheet
Non-current asset [note 1 4 ]	$(23)	$(18)
Current liability	1	1
Liabilities held for sale [note 3] [ii]	—	60
Non-current liability	203	184

Net amount	$181	$227

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(141)	$(134)

Net periodic benefit cost
Current service cost	$11	$14
Interest cost	20	18
Return on plan assets	(19)	(25)
Actuarial losses	4	4

Net periodic benefit cost	$16	$11

[i]	The asset allocation of the Company’s defined benefit pension plans at December 31, 2019 and the target allocation for 2020 is as follows:

	2020	2019
Fixed income securities	55-75%	59%
Equity securities	25-45%	37%
Cash and cash equivalents	0-10%	4%

	100%	100%

Future Benefit Payments
[d]	Future benefit payments

	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total
Expected employer contributions - 2020	$11	$9	$2	$22

Expected benefit payments:
2020	$22	$10	$1	$33
2021	22	11	2	35
2022	23	11	2	35
2023	23	14	2	39
2024	24	18	2	43
Thereafter	131	119	8	250

	$245	$183	$17	$435

Termination and Long Service Arrangements [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost
The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long service benefit obligations and net periodic benefit cost are as follows:

	2019	2018
Discount rate	2.1%	2.8%
Rate of compensation increase	3.1%	2.9%

Schedule of Company's Defined Benefit Pension Plans
Information about the Company’s termination and long service arrangements is as follows:

	2019	2018
Projected benefit obligation
Beginning of year	$394	$378
Current service cost	29	22
Interest cost	10	8
Actuarial losses and changes in actuarial assumptions	39	14
Benefits paid	(19)	(14)
(Divestiture) acquisition	(3)	2
Foreign exchange	(4)	(16)

Ending funded status	$446	$394

Amounts recorded in the consolidated balance sheet
Current liability	$9	$9
Liabilities held for sale [note 3]	—	4
Non-current liability	437	381

Net amount	$446	$394

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(124)	$(88)

Net periodic benefit cost
Current service cost	$29	$22
Interest cost	10	8
Actuarial losses (gains)	4	(1)

Net periodic benefit cost	$43	$29

Retirement Medical Benefits Plans [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost
The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2019	2018
Retirement medical benefit obligations	3.1%	4.0%
Net periodic benefit cost	4.0%	3.4%
Health care cost inflation	6.8%	6.8%

Schedule of Company's Defined Benefit Pension Plans
Information about the Company’s retirement medical benefits plans are as follows:

	2019	2018
Projected benefit obligation
Beginning of year	$29	$33
Interest cost	1	1
Actuarial gains and changes in actuarial assumptions	—	(3)
Benefits paid	(1)	(1)
Foreign exchange	—	(1)

Ending funded status	$29	$29

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2
Non-current liability	27	27

Net amount	$29	$29

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial gains	11	12

Total accumulated other comprehensive income	$11	$12

Net periodic benefit cost
Interest cost	$1	$1
Actuarial gains	(1)	(1)

Net periodic benefit cos t	$—	$—

Pension Plan, Defined Benefit [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost
The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2019	2018
Projected benefit obligation
Discount rate	2.5%	3.1%
Rate of compensation increase	2.6%	2.5%
Net periodic benefit cost
Discount rate	3.2%	2.8%
Rate of compensation increase	2.6%	2.5%
Expected return on plan assets	4.9%	5.8%